NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 13, 2010
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Reverse stock split, conversion ratio			50
Cash	$ 127,000	$ 28,520	$ 28,520	$ 215,838	$ 113,937	$ 113,937	$ 28,520
Working capital deficit		(206,616)	(206,616)				(206,616)
Deficit accumulated during the development stage	(50,855)	(811,543)	(811,543)		(622,456)	(622,456)	(811,543)
Proceeds from sale of equity securities	30,000	67,000	67,000	295,500	246,500	276,500	343,500
Intangible assets	$ 14,000	$ 64,551	$ 64,551		$ 51,054	$ 51,054	$ 64,551